Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31
(Call 12/01/30)	$64	$62,002
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	104	101,260
		163,262
Aerospace & Defense — 1.8%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	160	164,365
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	67	65,610
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	81	74,705
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	113	104,739
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	137	134,249
		543,668
Agriculture — 0.9%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)(a)	145	136,127
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	126	122,616
		258,743
Airlines — 0.2%
United Airlines Pass Through Trust, Series 2019, Class AA,
4.15%, 08/25/31	57	61,847

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31	50	47,099
Daimler Finance North America LLC, 8.50%, 01/18/31	169	244,742
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	125	116,616
2.70%, 06/10/31 (Call 03/10/31)	118	112,574
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	102	101,666
Toyota Motor Credit Corp., 1.90%, 09/12/31	68	64,320
		687,017
Banks — 3.4%
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	15	14,129
1.80%, 07/28/31 (Call 04/28/31)	70	65,693
Bank of Nova Scotia (The), 2.15%, 08/01/31	100	95,295
Royal Bank of Canada, 2.30%, 11/03/31	190	183,021
State Street Corp., 2.20%, 03/03/31	110	106,010
Sumitomo Mitsui Financial Group Inc., 2.22%, 09/17/31	200	189,596
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	100	91,568
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	130	123,154
Westpac Banking Corp., 2.15%, 06/03/31	146	141,762
		1,010,228
Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31
(Call 10/23/30)	99	115,507
Coca-Cola Co. (The)
1.38%, 03/15/31	164	149,509
2.00%, 03/05/31	72	69,222
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)	127	120,048
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	85	81,441
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	32,355
1.95%, 10/21/31 (Call 07/21/31)	180	173,468
		741,550
Biotechnology — 1.0%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	145	139,642
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	73	70,763
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	85	77,838
		288,243

	Par
Security	(000)	Value

Building Materials — 1.3%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)(a)	$90	$88,487
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	88	83,859
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	50	46,722
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	100	96,797
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	75	69,769
		385,634
Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	79	71,723
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	60	58,774
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	52	50,368
		180,865
Commercial Services — 1.0%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	127	119,649
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	88	86,233
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	50	47,570
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	60	56,376
		309,828
Computers — 2.7%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	334	313,362
1.70%, 08/05/31 (Call 05/05/31)(a)	113	106,164
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(b)	60	56,113
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	67	63,615
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	105	100,158
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(b)	74	69,195
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	125	115,019
		823,626
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31
(Call 12/15/30)	40	38,291
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	82	79,810
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	115	107,043
		225,144
Diversified Financial Services — 5.3%
Ally Financial Inc., 8.00%, 11/01/31	329	444,958
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	85	83,295
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	92	85,387
1.95%, 12/01/31 (Call 09/01/31)	125	118,248
2.30%, 05/13/31 (Call 02/13/31)	85	82,782
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	150	142,938
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	62	60,126
2.00%, 11/18/31 (Call 08/18/31)	99	95,398
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	115	103,991
Nomura Holdings Inc., 2.61%, 07/14/31	100	95,344
ORIX Corp., 2.25%, 03/09/31(a)	32	31,062
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	97	92,632
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)	122	109,695
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	39	37,373
		1,583,229
Electric — 9.4%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	115	108,409
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	55	57,590
Appalachian Power Co., Series AA, 2.70%, 04/01/31
(Call 01/01/31)	78	76,899

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	$30	$28,289
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	40	39,123
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	85	82,766
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%,
04/01/31 (Call 01/01/31)	75	74,025
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	40	39,123
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	65	62,269
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31
(Call 03/15/31)	118	114,956
Dominion Energy Inc., Series C, 2.25%, 08/15/31
(Call 05/15/31)	170	161,619
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	36	34,999
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	64	64,285
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	40	39,721
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	134	129,623
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	75	73,360
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	75	70,870
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	55	52,779
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	155	148,075
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	20	20,564
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	26	25,422
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	4	3,591
1.65%, 06/15/31 (Call 03/15/31)	65	59,600
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 10/01/30)	20	19,619
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	100	94,575
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	180	164,866
3.25%, 06/01/31 (Call 03/01/31)	165	158,608
PacifiCorp., 7.70%, 11/15/31	70	97,852
Progress Energy Inc.
7.00%, 10/30/31	105	137,486
7.75%, 03/01/31	15	20,319
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	120	113,476
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31
(Call 05/15/31)	84	80,070
Public Service Electric & Gas Co., 1.90%, 08/15/31
(Call 05/15/31)	85	80,281
Public Service Enterprise Group Inc., 2.45%, 11/15/31
(Call 08/15/31)	58	55,878
Southern California Edison Co., Series G, 2.50%, 06/01/31
(Call 03/01/31)(a)	38	37,128
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	70	68,516
Wisconsin Power and Light Co., 1.95%, 09/16/31
(Call 06/16/31)	50	47,380
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	78	75,495
		2,819,506
Electronics — 2.0%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	110	104,655
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	75	71,058
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	40	38,636
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	180	168,462
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	20	19,314
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	80	79,217
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(b)	63	58,318

	Par
Security	(000)	Value

Electronics (continued)
Vontier Corp, 2.95%, 04/01/31 (Call 01/01/31)	$70	$67,781
		607,441
Environmental Control — 0.6%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)	68	61,395
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	117	106,306
		167,701
Food — 1.6%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	70	66,838
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)	57	54,806
Kellogg Co., Series B, 7.45%, 04/01/31	61	83,241
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	50	45,954
7.50%, 04/01/31	50	68,315
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	50	46,301
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	62	55,814
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	59	57,111
		478,380
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	25	36,959
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	105	102,510
		139,469
Gas — 1.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	71	64,272
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	50	48,651
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	100	90,991
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	35	33,798
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%,
01/15/31 (Call 10/15/30)	95	86,395
		324,107
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	32	30,813

Health Care - Products — 1.2%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	70	64,313
PerkinElmer Inc., 2.25%, 09/15/31 (Call 06/15/31)	110	102,600
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	143	135,857
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	74	71,429
		374,199
Health Care - Services — 2.3%
Anthem Inc., 2.55%, 03/15/31 (Call 12/15/30)	102	99,682
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	35	33,192
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31
(Call 12/01/30)	77	73,721
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31
(Call 02/15/31)	44	43,174
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)(a)	105	98,106
Laboratory Corp. of America Holdings, 2.70%, 06/01/31
(Call 03/01/31)	73	71,911
Ochsner LSU Health System of North Louisiana, Series 2021,
2.51%, 05/15/31 (Call 11/15/30)	30	28,206
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	69	68,594
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	189	183,661
		700,247
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	75	70,307

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	35	32,775

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Furnishings — 0.2%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)(a)	$55	$53,155

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	56	54,502
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)	65	62,592
		117,094
Insurance — 3.0%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	44	41,265
2.60%, 12/02/31 (Call 09/02/31)	40	38,914
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	43	40,892
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)	50	50,434
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	61	61,821
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	110	104,653
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	70	66,233
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	83	83,149
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	88	83,904
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	85	80,534
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(b)	49	47,750
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)	52	54,246
Marsh & McLennan Companies Inc., 2.38%, 12/15/31
(Call 09/15/31)	35	33,868
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	72	70,868
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	58	57,361
		915,892
Internet — 2.7%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	200	187,556
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	335	325,741
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)	90	87,730
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	119	114,624
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	99	95,387
		811,038
Iron & Steel — 0.4%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	107	108,930

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	64	59,460

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 01/15/31
(Call 10/15/30)	50	51,383
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31
(Call 01/15/31)	145	140,037
		191,420
Machinery — 1.5%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	52	50,506
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	55	53,891
John Deere Capital Corp.
1.45%, 01/15/31	150	138,439
2.00%, 06/17/31	70	67,766
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	39	37,461
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	45	42,280
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	57	54,522
		444,865
Manufacturing — 0.2%
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(a)	67	64,168

	Par
Security	(000)	Value

Media — 3.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%, 04/01/31
(Call 01/01/31)	$178	$168,715
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	212	192,420
1.95%, 01/15/31 (Call 10/15/30)	170	160,410
ViacomCBS Inc., 4.95%, 01/15/31 (Call 10/15/30)	151	171,755
Walt Disney Co. (The), 2.65%, 01/13/31	300	299,352
		992,652
Mining — 0.2%
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	65	61,910

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	105	105,021

Oil & Gas — 3.3%
Burlington Resources LLC
7.20%, 08/15/31	52	70,985
7.40%, 12/01/31	20	27,841
Conoco Funding Co., 7.25%, 10/15/31	100	136,982
ConocoPhillips, 2.40%, 02/15/31 (Call 11/15/30)(b)	100	97,818
Devon Energy Corp., 7.88%, 09/30/31	65	89,662
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	114	113,564
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	75	72,376
Hess Corp., 7.30%, 08/15/31	60	78,706
Ovintiv Inc.
7.20%, 11/01/31	22	27,782
7.38%, 11/01/31	73	93,714
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)	126	117,991
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)(a)	55	52,686
		980,107
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	105	103,288
WestRock MWV LLC, 7.95%, 02/15/31	31	42,537
		145,825
Pharmaceuticals — 3.6%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	130	126,968
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)(a)	72	70,361
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	128	118,821
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)	177	169,651
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	137	126,970
2.13%, 09/15/31 (Call 06/15/31)(a)	128	120,603
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	228	220,088
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	136	127,767
		1,081,229
Pipelines — 2.3%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	70	69,983
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	80	73,098
7.80%, 08/01/31	77	104,421
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	66	80,206
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	136	129,574
Williams Companies Inc. (The), 2.60%, 03/15/31
(Call 12/15/30)(a)	247	238,360
		695,642

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate — 0.4%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	$75	$72,570
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	59	56,323
		128,893
Real Estate Investment Trusts — 12.1%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31
(Call 05/15/31)	120	125,611
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	50	49,523
American Campus Communities Operating Partnership LP,
3.88%, 01/30/31 (Call 10/30/30)	42	44,731
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)	75	71,231
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	85	79,556
2.70%, 04/15/31 (Call 01/15/31)(a)	77	74,608
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	140	142,633
Brixmor Operating Partnership LP, 2.50%, 08/16/31
(Call 05/16/31)	50	47,154
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	47	44,614
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	47	45,175
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)(a)	76	70,454
2.25%, 01/15/31 (Call 10/15/30)	80	75,021
2.50%, 07/15/31 (Call 04/15/31)	180	171,988
Duke Realty LP, 1.75%, 02/01/31 (Call 11/01/30)	90	82,795
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	61	58,564
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	130	124,372
Essex Portfolio LP, 2.55%, 06/15/31 (Call 03/15/31)	60	58,348
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	40	38,448
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31
(Call 10/15/30)	81	83,530
Healthcare Realty Trust Inc., 2.05%, 03/15/31 (Call 12/15/30)	80	74,786
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)	95	87,711
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	50	48,395
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31
(Call 09/15/31)	30	28,209
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31
(Call 05/15/31)	88	79,856
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	50	47,198
Lexington Realty Trust, 2.38%, 10/01/31 (Call 07/01/31)	70	64,969
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	83	78,984
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	50	46,095
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	40	37,732
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	50	46,932
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	70	68,723
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31 (Call 08/15/31)	47	44,827
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	62	59,893
Prologis LP, 1.63%, 03/15/31 (Call 12/15/30)	57	52,779
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	67	65,107
2.30%, 05/01/31 (Call 02/01/31)	85	83,060
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	56	54,317
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	135	140,709
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	85	80,773
Safehold Operating Partnership LP, 2.80%, 06/15/31
(Call 03/15/31)	70	66,708
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)	106	100,846
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	46	46,092
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	47	44,337

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)	$98	$94,110
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	50	46,617
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	75	75,618
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)(a)	80	76,542
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	40	39,831
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	75	74,110
2.80%, 06/01/31 (Call 03/01/31)	100	98,788
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	85	81,384
		3,624,394
Retail — 3.0%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	66	61,549
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	76	69,128
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	110	106,403
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	212	193,036
1.88%, 09/15/31 (Call 06/15/31)	57	53,888
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)	59	58,120
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	182	179,226
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)	52	47,624
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	65	60,265
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	85	78,585
		907,824
Semiconductors — 3.6%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	140	135,078
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	320	299,120
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	158	150,392
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	95	93,255
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)	159	152,511
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31
(Call 02/11/31)(a)(b)	117	112,461
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	65	62,670
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	68	64,940
		1,070,427
Software — 4.2%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	125	119,525
Broadridge Financial Solutions Inc., 2.60%, 05/01/31
(Call 02/01/31)	125	121,673
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	75	69,480
Fidelity National Information Services Inc., 2.25%, 03/01/31
(Call 12/01/30)	150	142,012
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	381	367,699
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	115	104,051
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	185	176,407
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)	186	173,564
		1,274,411
Telecommunications — 6.6%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)(a)	331	325,826
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	109	105,463
Orange SA, 9.00%, 03/01/31	306	452,231
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	110	101,572
2.55%, 02/15/31 (Call 11/15/30)	295	280,937
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	250	228,068
2.55%, 03/21/31 (Call 12/21/30)	508	495,976
		1,990,073

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation — 2.4%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	$200	$196,300
7.13%, 10/15/31	20	26,956
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)	125	120,848
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)	30	29,311
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)(a)	145	142,686
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	224	213,517
		729,618
Trucking & Leasing — 0.2%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	55	50,536
Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)	60	58,006
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	43	41,463
		99,469
Total Corporate Bonds & Notes — 98.9%
(Cost: $30,841,515)		29,711,882

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	1,996	1,996,199

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	110	$110,000
		2,106,199
Total Short-Term Investments — 7.0%
(Cost: $2,106,245)		2,106,199

Total Investments in Securities — 105.9%
(Cost: $32,947,760)		31,818,081

Other Assets, Less Liabilities — (5.9)%		(1,761,333)

Net Assets — 100.0%		$30,056,748

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,152,311	$844,194	(a)	$—	$(260)	$(46)	$1,996,199	1,996	$830	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	110,000	(a)	—	—	—	110,000	110	1		—
					$(260)	$(46)	$2,106,199		$831		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,711,882	$—	$29,711,882
Money Market Funds	2,106,199	—	—	2,106,199
	$2,106,199	$29,711,882	$—	$31,818,081